Segment Information (Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Total assets	$ 224,192	$ 221,930
Separate account assets	118,257	113,043
Separate account liabilities	118,257	113,043
Annuities
Segment Reporting Information [Line Items]
Total assets	154,667	152,146
Separate account assets	109,888	104,855
Separate account liabilities	109,888	104,855
Life
Segment Reporting Information [Line Items]
Total assets	18,049	17,150
Separate account assets	5,250	4,704
Separate account liabilities	5,250	4,704
Run-off
Segment Reporting Information [Line Items]
Total assets	36,824	40,007
Separate account assets	3,119	3,484
Separate account liabilities	3,119	3,484
Corporate & Other
Segment Reporting Information [Line Items]
Total assets	14,652	12,627
Separate account assets	0	0
Separate account liabilities	$ 0	$ 0